Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property Plant and Equipment
A.
Reconciliation of carrying amount

(In thousand Euros)	Buildings and leasehold improvements	Fixtures and fittings	Plant and equipment	Total
Balance at December 31, 2025	14,865	2,549	39,361	56,775
Additions	—	33	34	67
Impairment of assets	—	—	—	—
Depreciation for the period	(1,095)	(263)	(3,784)	(5,142)
Translation differences	1	6	504	511
Balance at June 30, 2026	13,771	2,325	36,115	52,211
Cost
At December 31, 2025	23,530	6,525	64,310	94,365
At June 30, 2026	23,531	6,564	64,848	94,943
Accumulated amortization
At December 31, 2025	(8,664)	(3,601)	(24,949)	(37,214)
At June 30, 2026	(9,759)	(3,864)	(28,733)	(42,356)
Impairment of assets
At December 31, 2025	—	(376)	—	(376)
At June 30, 2026	—	(376)	—	(376)